Subsequent events	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
PharmaEngine

As described in Note 4.1 above, $1 million was paid by the Company to PharmaEngine on August 18 2022, in compliance with terms and conditions of the termination contract agreement.